Summary of Significant Accounting Policies (The Estimated Useful Lives of Depreciable Properties) (Detail)	12 Months Ended
Mar. 31, 2014
Digital Switch Equipment (Including Wireless Telecommunications Equipment) | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	8 years
Digital Switch Equipment (Including Wireless Telecommunications Equipment) | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	16 years
Cables | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	13 years
Cables | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	36 years
Tubes And Tunnels | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	50 years
Reinforced Concrete Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	42 years
Reinforced Concrete Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	56 years
Machinery, Vessels And Tools | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	3 years
Machinery, Vessels And Tools | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	26 years